Movement in Carrying Value of Goodwill (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Goodwill [Line Items]
Beginning balance	$ 540	29,430	6,361
Additions during the year			22,163
Foreign currency translation adjustment	(42)	(2,280)	906
Ending balance	$ 498	27,150	29,430